Parent Company, Other shareholders, Associates And Other Related Parties Balances and Tansactions - Disclosure of Dividend (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of transactions between related parties [line items]
Dividends approved	$ 1,187,475
InterCement Brasil S.A. [member]
Disclosure of transactions between related parties [line items]
Dividends approved	1,180,882
Third parties [member]
Disclosure of transactions between related parties [line items]
Dividends approved	$ 6,593